PRE-OPENING EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PRE-OPENING EXPENSES
Rents		¥ 191,502	¥ 67,277	¥ 95,977
Personnel costs		6,221	1,560	5,903
Others		8,731	3,010	8,131
Total	$ 31,731	¥ 206,454	¥ 71,847	¥ 110,011